POST-EMPLOYMENT BENEFITS - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Post-employment benefits, Beginning balance	$ 1,274	$ 1,361
Finance expense, net	2,859	4,127
Benefits paid	(95)	(110)
Post-employment benefits, Ending balance	1,201	1,274
Accretion expense - Post-employment benefits
Statement [Line Items]
Finance expense, net	$ 22	$ 23